Acquisition of Subsidiaries (Tables)	6 Months Ended
Sep. 30, 2025
Acquisition of Subsidiaries [Abstract]
Schedule of Acquisition Intended to Expand the Company’s Business	The acquisition is intended to expand the Company’s business.
As of September 30, 2025
$’000
Class A ordinary share ($0.0001 par value per share, 106,779,926 shares issued as purchase price)	11
Class B ordinary share ($0.0001 par value per share, 23,331,599 shares issued as purchase price)	2
Additional paid-in capital	349,987
Total consideration for acquisition	350,000

Allocation of the purchase consideration:
Cash and cash equivalents	760
Short-term investment	5,794
Other receivables, net	106
Amount due from related parties	203
Property and equipment, net	153
Right of use assets, operating leases	1,768
Goodwill	343,053
Total assets acquired	351,837

Accrued and other current liabilities	(6)
Amount due to related parties	(50)
Operating lease liabilities, current	(611)
Operating lease liabilities, non-current	(1,170)
Total liabilities assumed	(1,837)

Net assets acquired	350,000